13. Taxes (Details 5) R$ in Thousands	Dec. 31, 2017 BRL (R$)
DisclosureOfTaxCreditsLineItems [Line Items]
Principal	R$ 760,409
Interest	111,048
Total	871,457
PIS
DisclosureOfTaxCreditsLineItems [Line Items]
Principal	40,379
Interest	6,716
Total	47,095
Cofins
DisclosureOfTaxCreditsLineItems [Line Items]
Principal	185,134
Interest	30,803
Total	215,937
IRPJ
DisclosureOfTaxCreditsLineItems [Line Items]
Principal	369,900
Interest	50,219
Total	420,119
CSLL
DisclosureOfTaxCreditsLineItems [Line Items]
Principal	164,996
Interest	23,310
Total	R$ 188,306